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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DST USA Limited
Business Address: Trident Trust Company (Cayman) Ltd, 4th Floor,
                  One Capital Place, George Town
                  Grand Cayman, Cayman Islands

Mailing Address: c/o Tulloch & Co.
                 4 Hill Street
                 London, X0, W1J5NE
                 United Kingdom


Form 13F File Number:  28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sean L. Hogan
Title: Director
Phone: +44 20 7318 1180

Signature, Place, and Date of Signing:

 /s/ Sean L. Hogan       London, United Kingdom            February 14, 2013
---------------------   -------------------------   ----------------------------

Report Type (Check only one.)

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
28-______                 DST Managers Limited

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